Insurance - Summary of Insurance Service Results (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Insurance service result [abstract]
Insurance revenue	$ 401		$ 470
Insurance service expenses	(358)		(351)
Net income (expenses) from reinsurance contracts	26		(28)
Insurance service results	$ 69	$ 118	$ 91